Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Accrued compensation and benefits			$ 4,346		$ 3,513
Operating lease liability, current portion	$ 1,385		871		928
Other			$ 174		$ 72
Infinity Pharmaceuticals Inc [Member]
Accrued clinical	3,881	$ 4,290		$ 4,998
Accrued compensation and benefits	1,204	605		2,835
Accrued restructuring costs	841	0
Accrued development	407	335		755
Accrued consulting	321	742		475
Accrued professional services	288	785		88
Liability related to sale of future royalties, net, current portion	1,307	1,218		897
Operating lease liability, current portion	613	593		519
Other	492	655		413
Total accrued expenses and other current liabilities	$ 9,354	$ 9,223		$ 10,980